SUBSEQUENT EVENTS (Details) - Scenario, Forecast [Member] - $ / shares	Apr. 13, 2018	Apr. 06, 2018
SUBSEQUENT EVENTS
Business Acquisition, Share Price	$ 7.25
American Depositary Shares [Member]
SUBSEQUENT EVENTS
Business Acquisition, Share Price	$ 14.50	$ 13.50